Payden Equity Income Fund
1
Schedule of Investments
- January 31 , 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Stocks (95%)
Common Stock (88%)
Communication Services (7%
)
74,600 Alphabet Inc., Class A (a) $ 10,451
288,300 Comcast Corp., Class A  13,417
28,900 Meta Platforms Inc., Class A (a) 11,275
54,300 Nexstar Media Group Inc.  9,650
98,200 T-Mobile U.S. Inc.  15,833
565,400 Verizon Communications Inc.  23,945
84,571
Consumer Discretionary (9%
)
84,900 Amazon.com Inc. (a) 13,176
106,100 DR Horton Inc.  15,163
22,200 Home Depot Inc.  7,836
67,800 McDonald's Corp.  19,846
118,200 NIKE Inc., Class B  12,001
91,700 Ross Stores Inc.  12,864
99,600 Sony Group Corp. (b) 9,944
127,100 Starbucks Corp.  11,824
102,654
Consumer Staples (7%
)
268,300 Coca-Cola Co.  15,961
19,500 Costco Wholesale Corp.  13,550
94,700 PepsiCo Inc.  15,960
104,600 Procter & Gamble Co.  16,437
193,100 Walmart Inc.  31,910
93,818
Energy (7%
)
142,900 Chevron Corp.  21,068
106,900 ConocoPhillips  11,959
221,500 EQT Corp.  7,841
251,800 Exxon Mobil Corp.  25,888
65,900 Phillips 66  9,510
76,266
Financials (21%
)
57,700 American Express Co.  11,583
49,100 Ameriprise Financial Inc.  18,993
119,500 Arthur J Gallagher & Co.  27,743
53,700 Chubb Ltd.  13,157
215,000 JPMorgan Chase & Co.  37,487
281,600 MetLife Inc.  19,521
184,100 Morgan Stanley  16,061
46,100 S&P Global Inc.  20,669
446,500 Sumitomo Mitsui Financial Group Inc. (b) 23,359
469,000 U.S. Bancorp  19,482
88,600 Visa Inc., Class A  24,211
409,400 Wells Fargo & Co.  20,544
252,810
Healthcare (10%
)
146,900 Abbott Laboratories  16,622
292,300 CVS Health Corp.  21,738
25,200 Eli Lilly and Co.  16,269
119,900 Johnson & Johnson  19,052
38,500 McKesson Corp.  19,246
161,000 Merck & Co. Inc.  19,446
19,500 UnitedHealth Group Inc.  9,979
63,500 Zoetis Inc.  11,926
134,278
Principal
or Shares Security Description
Value
(000)
Industrials (12%
)
147,000 AECOM  $ 12,964
106,500 Airbus SE (b) 17,011
253,100 Delta Air Lines Inc.  9,906
62,900 Eaton Corp. PLC  15,478
231,900 Emerson Electric Co.  21,272
58,300 FedEx Corp.  14,067
89,300 Honeywell International Inc.  18,062
105,100 L3Harris Technologies Inc.  21,905
64,500 Schneider Electric SE (b) 12,749
56,900 Union Pacific Corp.  13,880
157,294
Materials (4%
)
219,700 CRH PLC (b) 15,766
174,100 DuPont de Nemours Inc.  10,759
45,000 Linde PLC  18,217
47,000 Nucor Corp.  8,786
53,528
Technology (9%
)
81,600 Applied Materials Inc.  13,407
16,400 ASML Holding NV (b) 14,147
14,600 Broadcom Inc.  17,228
88,600 Dell Technologies Inc., Class C  7,343
75,600 International Business Machines Corp.  13,885
61,400 Microsoft Corp.  24,411
121,500 Oracle Corp.  13,572
49,000 Salesforce Inc. (a) 13,773
117,766
Utilities (2%
)
132,700 Duke Energy Corp.  12,717
241,200 Exelon Corp.  8,396
115,200 NextEra Energy Inc.  6,754
27,867
Total Common Stock
1,100,852
Master Limited Partnership (3%)
1,261,300 Energy Transfer LP 18,036
686,500 Enterprise Products Partners LP 18,371
Total Master Limited Partnership
36,407
Real Estate Investment Trust (4%)
119,500 Digital Realty Trust Inc. 16,785
12,100 Equinix Inc. 10,040
164,600 Prologis Inc. 20,853
56,200 Simon Property Group Inc. 7,790
Total Real Estate Investment Trust
55,468
Total Stocks (Cost - $1,038,898)
1,192,727
Corporate Bond (1%)
2,800,000 Land O' Lakes Inc. 144A, 7.00% (c)(d) 2,128
Total Corporate Bond (Cost - $2,800)
2,128
Investment Company (4%)
54,131,595 Payden Cash Reserves Money Market Fund*
(Cost - $54,132)  54,132
Total Investments (Cost - $1,095,830) (100%)
1,248,987
Other Assets, net of Liabilities (0%)
5,104
Net Assets (100%)
$ 1,254,091
* Affiliated investment.

Payden Mutual Funds
Payden Equity Income Fund
continued
(a) Non-income producing
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Perpetual security with no stated maturity date.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
EUR 20,083
USD  21,735 Citibank, N.A. 03/18/2024 $ 13
USD 62,947
EUR  58,090 Citibank, N.A. 03/18/2024 43
USD 6,188
JPY  903,024 Citibank, N.A. 03/18/2024 6
USD 26,032
JPY  3,648,669 State Street Bank & Trust Co. 03/18/2024 1,054
Net Unrealized Appreciation
$1,116
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
E-Mini Russell 2000 Future 313 Mar-24 $ 30,610 $ (552) $ (552)